RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Target-based Cash Incentives
Company's Profit-Before-Tax Targets (In US$thousands) (*)	Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay

24,001 - 27,500	20%
27,501-31,000	45%
31,001-35,000	75%
35,001-39,000	110%
Above 39,001	150%
(*)	Profit before tax target will not include adjustment of the value of assets and obligations to their fair value in accordance with accounting standards.

Schedule of aggregate amounts paid to Executive Offices
	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Izzy Sheratzky	3,380	3,412	1,096
Eyal Sheratzky	2,679	2,692	864
Nir Sheratzky	2,679	2,692	864
Gil Sheratzky	1,841	1,934	518